EQUINOX FUNDS TRUST

February 3, 2017

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street N.E.

Washington, DC 20549

Attention: Filings - Rule 497(j)

Re:	Equinox Funds Trust – Equinox Aspect Core Diversified Strategy Fund, Equinox BH-DG Strategy Fund, Equinox Campbell Strategy Fund, Equinox Chesapeake Strategy Fund and Equinox Crabel Strategy Fund Post-Effective Amendment No. 94 to the Registration Statement on Form N-1A Registration File Nos. 333-168569 and 811-22447

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by Equinox Funds Trust (the “Trust”), on behalf of its series the Equinox Aspect Core Diversified Strategy Fund, Equinox BH-DG Strategy Fund, Equinox Campbell Strategy Fund, Equinox Chesapeake Strategy Fund and Equinox Crabel Strategy Fund, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the following documents that would have been filed pursuant to paragraphs (b) or (c) of Rule 497 under the 1933 Act would not have differed from those contained in Post-Effective Amendment No. 94 (SEC Accession No. 0001193125-17-022118) to the Trust’s Registration Statement on Form N-1A (the “Amendment”):

1.	Prospectus for the Equinox Aspect Core Diversified Strategy Fund, Class A shares, Class C shares and Class I shares;
2.	Statement of Additional Information for the Equinox Aspect Core Diversified Strategy Fund;
3.	Prospectus for the Equinox BH-DG Strategy Fund, Class I shares;
4.	Statement of Additional Information for the Equinox BH-DG Strategy Fund;
5.	Prospectuses for the Equinox Campbell Strategy Fund, Class A shares, Class C shares, Class I shares and Class P shares;
6.	Prospectus for the Equinox Chesapeake Strategy Fund, Class A shares, Class C shares and Class I shares;
7.	Prospectus for the Equinox Crabel Strategy Fund, Class I shares; and
8.	Statement of Additional Information for the Equinox Campbell Strategy Fund, Equinox Chesapeake Strategy Fund and Equinox Crabel Strategy Fund.

The text of the Amendment was filed electronically with the U.S. Securities and Exchange Commission on January 27, 2017.

Questions related to this filing should be directed to John M. Ford of Pepper Hamilton LLP at (215) 981-4750.

Very truly yours,

/s/ Robert Enck
Robert Enck
President

cc:	Mr. John M. Ford, Esq.